UNITED STATES SECURITIES AND EXCHANGE COMMISSION
            Washington, D.C. 20549

               FORM 13F FORM 13F

                   COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2000

Institutional Investment Manager Filing this Report:

Name:		   Paradigm Asset Management Company, LLC
Address:	 650 5th Avenue, 14th Floor
          New York,  NY  10019

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	 James E. Francis
Title:	 CEO & President
Phone:  212-771-6100

Signature, Place, and Date of Signing:
James E. Francis, 	New York,  NY,		August 14, 2000

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:

FORM 13F INFORMATION TABLE ENTRY TOTAL: 	866

FORM 13F INFORMATION TABLE VALUE TOTAL: 	$2,116,410,210